Deposits - Summary of Average Deposit Balances and Average Rates of Interest (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of deposits [line items]
Average balances	$ 1,317,030	$ 1,211,620
Average rates	3.59%	3.03%
Canada [member]
Disclosure of deposits [line items]
Average balances	$ 1,035,064	$ 913,669
Average rates	3.57%	3.02%
United States [member]
Disclosure of deposits [line items]
Average balances	$ 191,257	$ 196,490
Average rates	3.33%	2.74%
Europe [member]
Disclosure of deposits [line items]
Average balances	$ 58,693	$ 70,426
Average rates	5.26%	4.22%
Other International [member]
Disclosure of deposits [line items]
Average balances	$ 32,016	$ 31,035
Average rates	2.48%	2.26%